Discontinued operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Revenue	$ 1,138	$ 1,879		$ 2,281
Cost of sales	(879)	(1,440)		(1,730)
Gross profit	259	439		551
(loss)/gain on disposal of businesses	(356)	0		19
operating costs	(205)	(441)		(479)
other	174	(18)		(21)
Operating costs	(387)	(459)		(481)
Operating (loss)/profit	(128)	(20)		70
Net finance (costs)/income	(2)	(4)		4
(Loss)/profit before tax	(130)	(24)		74
Tax (charge)/credit	(12)	10		(8)
(Loss)/profit from discontinued operations	$ (142)	$ (14)	[1]	$ 66	[1],[2]
Basic earnings per share from discontinued operations (in US cents per share)	$ (0.636)	$ (0.062)		$ 0.287
Diluted earnings per share from discontinued operations (in US cents per share)	$ (0.632)	$ (0.062)		$ 0.285

[1]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.
[2]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.